Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost	12 Months Ended
Dec. 31, 2022
Computer equipment [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost [Line Items]
Property, plant and equipment, useful lives	3 years
Machinery and equipment [Member] | Bottom of range [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost [Line Items]
Property, plant and equipment, useful lives	6 years
Machinery and equipment [Member] | Top of range [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost [Line Items]
Property, plant and equipment, useful lives	7 years
Office furniture and equipment [Member] | Bottom of range [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost [Line Items]
Property, plant and equipment, useful lives	10 years
Office furniture and equipment [Member] | Top of range [Member]
Non-Current Assets - Property, Plant and Equipment (Details) - Schedule of depreciation is calculated on a straight-line basis to write off the net cost [Line Items]
Property, plant and equipment, useful lives	14 years